Financial income and expenses	12 Months Ended
Dec. 31, 2025
Financial income and expenses
Financial income and expenses

Note 22. Financial income and expenses

	Year ended December 31,
(in thousands of euros)	2023	2024	2025
Income from cash equivalents	991	1,143	2,945
Foreign exchange gains	797	1,715	1,225
Other financial income	—	30	—
Total financial income	1,788	2,888	4,169
Interest cost (1)	(5,178)	(12,178)	(33,564)
Foreign exchange losses	(1,269)	(1,035)	(3,524)
Losses on fair value variation	(389)	(75,641)	(179,774)
Other financial expenses	(46)	(64)	(59)
Total financial expenses	(6,882)	(88,917)	(216,922)
Net financial income (loss)	(5,095)	(86,029)	(212,752)

(1)Including remeasurement of Royalty certificates.

The net financial result of 2025 is a loss of €212.8 million, compared to a net loss of €86.0 million in the same period of 2024. This increase is primarily attributable to significant fair value losses on financial instruments.

For the year ended December 31, 2025, financial expenses mainly includes:

-	Interests cost in which:
o	€9.3 million corresponded to the interests related to the Finance Contract (€5.0 million related to the Tranche A and €4.3 million related to the Tranche B); and
o	€22.4 million corresponded to the interests and effect of the remeasurement related to the royalty certificates liabilities (€5.0 million related to the 2023 Royalty Certificates and €17.4 million related to the 2024 Royalty Certificates);
-

€49.0 million of change in fair value of the EIB Tranche A Warrants, €46.1 million of change in fair value of the EIB Tranche B Warrants (please refer to Note 13.3 – Long term Derivatives) and €84.7 million of change in fair value of derivative instruments in connection with the Structured Financing (please refer to Note 13.4 – Short term Derivatives); and

-	€3.5 million of foreign exchange losses.

For the year ended December 31, 2025, financial income mainly includes:

-	€2.9 million income interest related from deposit account; and
-	€1.2 million of foreign exchange gains.

For the year ended December 31, 2024, financial expenses mainly included:

-	Interests cost in which:
o	€8.3 million corresponded to the interests related to the Finance Contract (€4.2 million related to the Tranche A and €4.1 million related to the Tranche B);
o	€3.2 million corresponded to the interests related to the royalty certificates liabilities (€1.7 million related to the 2023 Royalty Certificates and €1.5 million related to the 2024 Royalty Certificates);
o	€0.3 million corresponded to interests on the PGE loans, the PPR loans; and interests on bank overdrafts;
o	€0.2 million corresponded to the interests on lease liabilities (please refer to Note 13.4. – Lease liabilities).
-	€1.7 million of change in fair value of the EIB Tranche A Warrants, €0.5 million of change in fair value of the EIB Tranche B Warrants, and €89.4 million for the initial recognition of the fair value of derivative instruments in connection with the Structured Financing, offset by a decrease in fair value of €16 million over the period (please refer to Note 1.3. – Significant events of 2024; Note 13.3. – Long term Derivatives and Note 13.4. – Short term Derivatives); and
-	€1.0 million of foreign exchange losses.

For the year ended December 31, 2024, financial income mainly included:

-	€1.1 million income interest related from deposit account; and
-	€1.7 million of foreign exchange gains.

For the year ended December 31, 2023, financial expenses mainly included interests in which: €3.4 million corresponded to the interests related to the Finance Contract with EIB, €0.4 million corresponded to the interests related to the royalty certificates liabilities, €0.2 million corresponded to the interests on lease liabilities, and furthermore, interests on the PGE loans, the PPR loans. In addition, financial expenses also reflected the change in fair value of the EIB Tranche A Warrants and foreign exchange losses. Financial income mainly included income interest related from deposit account denominated in U.S and foreign exchange gains.